Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net loss arising during period, tax	$ (2,625)	$ (19,734)	$ (4,530)
Amortization of prior service credit, tax	(547)	(617)	(731)
Amortization of actuarial loss, tax	5,271	4,437	6,551
Amount recognized in net periodic pension cost due to settlement, tax	8	44	0
Amount recognized in net periodic pension cost due to special plan termination benefits, tax	0	293	811
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 571	$ 541	$ 509